Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	197,585,306
Maximum Aggregate Offering Price	$ 1,715,040,454.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 236,847.09
Offering Note	1a. The amount registered represents the estimated maximum number of shares of Class A common stock, par value $0.00001 per share (the "Compass Class A Common Stock"), of Compass, Inc. (the "Registrant") to be issued upon the completion of the merger (the "Merger") and other transactions contemplated by the Agreement and Plan of Merger (the "Merger Agreement"), dated September 22, 2025, among the Registrant, Anywhere Real Estate Inc. ("Anywhere") and Velocity Merger Sub, Inc., and is estimated as the product of (a) the exchange ratio in the Merger Agreement of 1.436 and (b) 137,594,224 shares of common stock, par value $0.01 of Anywhere ("Anywhere Common Stock"), which is the sum of (1) 112,130,696 shares of Anywhere Common Stock outstanding as of November 3, 2025; and (2) 25,463,528 shares of Anywhere Common Stock potentially issuable in respect of Anywhere RSU Awards, Anywhere DSU Awards, Anywhere PSU Awards (assuming satisfaction of applicable performance goals at the maximum performance level) and Anywhere Options Awards. 1b. The maximum aggregate offering price is estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rule 457(c) and Rule 457(f)(1) under the Securities Act. Such amount was calculated as the product of (x) $8.68, the average of the high and low prices per share of Compass Class A Common Stock as of November 10, 2025, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (y) 197,585,306, the estimated maximum number of shares of Compass Class A Common Stock to be issued in exchange for Anywhere Common Stock (which includes certain Anywhere RSU Awards, Anywhere DSU Awards, Anywhere PSU Awards and Anywhere Options Awards).